JPMorgan Prime Money Market Fund Expense Example - Reserve Shares [Member] - JPMorgan Prime Money Market Fund - Reserve	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,865